Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Repurchase agreements and other similar secured borrowing	£ 18,651	£ 29,397
Subordinated debt	45,239	41,875	£ 35,903
Financial liabilities designated at fair value	293,527	279,777
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	99,105	92,479
Deposits	51,262	48,201
Repurchase agreements and other similar secured borrowing	159,276	156,600
Subordinated debt	967	957
Financial liabilities designated at fair value	310,610	298,237
At fair value
Disclosure of financial liabilities [line items]
Debt securities	85,086	76,833
Deposits	48,997	46,383
Repurchase agreements and other similar secured borrowing	158,857	156,024
Subordinated debt	587	537
Financial liabilities designated at fair value	£ 293,527	£ 279,777